Share-based compensation - Summary of Restricted Stock Units Granted Under The Plan (Detail) - Restricted Share Unit [Member]		12 Months Ended
		Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Other Equity Instruments Granted Activity Share Based Payment Arrangement [Line Items]
Number of RSU, Beginning balance | shares		3,720,000	3,509,000	3,001,000
Number of RSU, Granted | shares		2,511,000	2,588,000	2,354,000
Number of RSU, Forfeit | shares		(489,000)	(284,000)	(940,000)
Number of RSU, Settled | shares	[1]	(1,902,000)	(2,094,000)	(906,000)
Number of RSU, Ending balance | shares		3,840,000	3,720,000	3,509,000
Weighted Average Grant Date Fair Value, Beginning balance | $ / shares		$ 6.32	$ 6.94	$ 7.7
Weighted Average Grant Date Fair Value, Granted | $ / shares		6.75	4.9	5.94
Weighted Average Grant Date Fair Value, Forfeit | $ / shares		6.58	6.61	7.91
Weighted Average Grant Date Fair Value, Settled | $ / shares	[1]	6.05	5.57	5.86
Weighted Average Grant Date Fair Value, Ending balance | $ / shares		$ 6.7	$ 6.32	$ 6.94
Loja Integrada Share Based Compensation Plan [Member]
Disclosure Of Other Equity Instruments Granted Activity Share Based Payment Arrangement [Line Items]
Number of RSU, Beginning balance | shares		240,890	285,280	83,030.00
Number of RSU, Granted | shares		47,030.00	115,000	327,270
Number of RSU, Forfeit | shares		(500)	(82,250)	(76,240)
Number of RSU, Settled | shares	[2]	(98,520)	(77,150)	(48,780)
Number of RSU, Ending balance | shares		188,900	240,890	285,280
Weighted Average Grant Date Fair Value, Beginning balance | $ / shares		$ 6.49	$ 6.42	$ 11.22
Weighted Average Grant Date Fair Value, Granted | $ / shares		4.11	5.1	6.54
Weighted Average Grant Date Fair Value, Forfeit | $ / shares		7.51	5.5	10.7
Weighted Average Grant Date Fair Value, Settled | $ / shares	[2]	5.17	7.17	9.69
Weighted Average Grant Date Fair Value, Ending balance | $ / shares		$ 5.51	$ 6.49	$ 6.42

[1]	The number of RSUs withheld for tax purposes was 417.3 thousand shares (603.2 thousand shares in 2023 and 234.1 thousand shares in 2022).
[2]	The number of RSUs withheld for tax purposes was 10.9 thousand shares (3.7 thousand shares in 2023).